Form N-1A Supplement	Nov. 14, 2025
BNY Mellon Institutional S&P 500 Stock Index Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	BNY Mellon Institutional S&P 500 Stock Index Fund Supplement to Current Summary Prospectus and Prospectus